The Company (Detail) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Jul. 27, 2015 Employee $ / shares shares	Mar. 31, 2016 Subsidiary	Sep. 30, 2015 USD ($)	Dec. 31, 2015 Subsidiary
Subsidiary, Sale of Stock [Line Items]
Number Of Wholly-Owned Subsidiaries | Subsidiary		5		5
Number of shares issued to non-management employees	30,682
Number of non-management employees receiving shares | Employee	1,700
IPO and Over-Allotment
Subsidiary, Sale of Stock [Line Items]
Number of shares sold	38,906,286
Initial public offering share price | $ / shares	$ 20.00
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of shares sold	5,074,732
Common stock
Subsidiary, Sale of Stock [Line Items]
Allocated Share-based Compensation Expense | $			$ 600